Note 24. TerraForm Power, Inc. Equity Offerings (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Jul. 23, 2014	Jul. 02, 2014	Dec. 31, 2013	Sep. 18, 2013	Jun. 27, 2012
TerraForm Power, Inc. Equity Offering
Equity Offering Shares						34,500,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners							15.00%
Long-term Line of Credit		$ 573.5			$ 0.0
Sale of Stock, Number of Shares Issued in Transaction		11,666,667.000
Sale of Stock, Price Per Share		$ 337,800,000.000				$ 7.25
IPO Offering Costs		$ 49.8
Solar Energy [Member]
TerraForm Power, Inc. Equity Offering
Equity Offering Shares		12,951,347
Solar Energy [Member] | Riverstone [Member]
TerraForm Power, Inc. Equity Offering
Equity Offering Shares				5,840,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 146.0
Solar Energy [Member] | Mount Signal [Member]
TerraForm Power, Inc. Equity Offering
Equity Offering Shares				5,840,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	146.0
Solar Energy [Member] | Terraform [Member]
TerraForm Power, Inc. Equity Offering
Equity Offering Shares			23,074,750
Shares Issued, Price Per Share			$ 25.00
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	527.1
Shares sold to underwriters [Member] | Solar Energy [Member] | Terraform [Member]
TerraForm Power, Inc. Equity Offering
Equity Offering Shares			3,009,750
Private Placement [Member] | Solar Energy [Member] | Terraform [Member]
TerraForm Power, Inc. Equity Offering
Equity Offering Shares			2,600,000
Everstream Opportunities Fund I, LLC [Member] | Solar Energy [Member] | Terraform [Member]
TerraForm Power, Inc. Equity Offering
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	20.0
Altai Capital Master Fund Ltd [Member] | Solar Energy [Member] | Terraform [Member]
TerraForm Power, Inc. Equity Offering
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	$ 45.0
Acquisition Facility [Member] | Solar Energy [Member] | Terraform [Member]
TerraForm Power, Inc. Equity Offering
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	63.90%
Long-term Line of Credit	$ 140.0	$ 140.0
Long-term Debt	$ 300.0	$ 300.0
Acquisition Facility [Member] | public shares [Member] | Solar Energy [Member] | Terraform [Member]
TerraForm Power, Inc. Equity Offering
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	22.80%
Acquisition Facility [Member] | Everstream Opportunities Fund I, LLC [Member] | Solar Energy [Member] | Terraform [Member]
TerraForm Power, Inc. Equity Offering
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	1.70%
Acquisition Facility [Member] | Altai Capital Master Fund Ltd [Member] | Solar Energy [Member] | Terraform [Member]
TerraForm Power, Inc. Equity Offering
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	1.80%
Acquisition Facility [Member] | Riverstone [Member] | Solar Energy [Member] | Terraform [Member]
TerraForm Power, Inc. Equity Offering
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	5.80%